Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Non-controlling interests	$ 150,312,000	$ 135,541,000
Interest expense	39,493,000	7,875,000
Borrowings with Related Parties [Member]
Disclosure of transactions between related parties [line items]
Borrowings	18,300,000
Interest expense	1,800,000	0
Interest payable	100,000	0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Receivables due from related parties	200,000	700,000
Amounts payable related party transactions	$ 2,300,000	$ 100,000
Number of redeemable units held by related party	109,400,000
Non-controlling interests	$ 125,600,000
Percentage of tax distribution payments to related party	83.30%	71.90%
Proceeds from net funding of sale and leaseback transactions	$ 8,600,000
Reimbursements of tenant improvement allowance	800,000
Expected reimbursements of tenant improvement allowance	$ 2,200,000